Partnerships and Joint Ventures - Joint Venture Investment Agreement (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($) company	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
COOEC Fluor Heavy Industries Co., Ltd.
Commitments
Cash investment in joint venture	$ 350	$ 26	$ 62
Ownership interest in joint venture (as a percent)	49.00%
COOEC Fluor Heavy Industries Co., Ltd. | Funding commitment, additional investments
Commitments
Commitment amount		$ 52
Offshore Oil Engineering Co., Ltd. | COOEC Fluor Heavy Industries Co., Ltd.
Commitments
Ownership interest in joint venture (as a percent)	51.00%
COOEC Fluor Heavy Industries Co., Ltd.
Commitments
Number of parties to joint venture | company	2